Selected Balance Sheet Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Selected Balance Sheet Information [Abstract]
Inventories
Inventories are stated at the lower of cost or market. Cost is determined using a weighted average method for propane, fuel oil and refined fuels and natural gas, and a standard cost basis for appliances, which approximates average cost. Inventories consist of the following:

	As of
	March 24, 2012	September 24, 2011
Propane, fuel oil and refined fuels and natural gas	$65,879	$64,601
Appliances and related parts	1,408	1,306

	$67,287	$65,907

Inventories consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Propane, fuel oil and refined fuels and natural gas	$64,601	$59,836
Appliances and related parts	1,306	1,211
	$65,907	$61,047

Property, plant and equipment
Property, plant and equipment consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Land and improvements	$27,904	$28,250
Buildings and improvements	82,639	80,072
Transportation equipment	19,067	22,959
Storage facilities	79,525	78,176
Equipment, primarily tanks and cylinders	485,859	481,423
Computer systems	47,718	44,705
Construction in progress	2,704	5,290
	745,416	740,875
Less: accumulated depreciation	407,291	390,455
	$338,125	$350,420